Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2014 Foreign currency forward contract EUR (€)	Dec. 31, 2013 Foreign currency forward contract EUR (€)	Dec. 31, 2012 Foreign currency forward contract USD ($)	Dec. 31, 2014 Foreign currency forward contract Short Position USD ($)	Dec. 31, 2014 Foreign currency forward contract Short Position EUR (€)	Dec. 31, 2014 Foreign currency forward contract Short Position JPY (¥)	Dec. 31, 2013 Foreign currency forward contract Short Position USD ($)	Dec. 31, 2013 Foreign currency forward contract Short Position EUR (€)	Dec. 31, 2012 Foreign currency forward contract Short Position USD ($)	Dec. 31, 2012 Foreign currency forward contract Short Position EUR (€)	Dec. 31, 2014 Interests rate swap contract USD ($)	Dec. 31, 2013 Interests rate swap contract USD ($)	Dec. 31, 2009 Interests rate swap contract USD ($) item
Derivative Instruments and Hedging Activities
Outstanding notional amounts		€ 3,780	€ 45,690	$ 18,000	$ 27,000	€ 31,760	¥ 2,499,200	$ 7,000	€ 100,690	$ 21,000	€ 39,000	$ 0	$ 27,000	$ 70,000
Number of derivative contracts														1
Number of operating subsidiaries	2